CONTINGENCIES (Details) $ in Millions, IDR in Billions	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2013 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 IDR	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Site Contingency [Line Items]
Minimum number of active remediation projects in the United States (in number of projects)			100			100
Approximate number of states with active remediation projects (in number of states)			26			26
Proceeds from Legal Settlements			$ 125
Gain (Loss) Related to Litigation Settlement			92
Proceeds from Income Tax Refunds			334	$ 257	$ 270
Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			455
PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			639
Disputed Tax Assessments Receivable			259
Value Added Tax Receivable			215	$ 269
Royalty Tax [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Loss Contingency, Estimate of Possible Loss			$ 500
Royalty Tax [Member] | Cerro Verde [Member] | Minimum [Member]
Site Contingency [Line Items]
Reasonably Possible Interest Penalties			7.00%			7.00%
Royalty Tax [Member] | Cerro Verde [Member] | Maximum [Member]
Site Contingency [Line Items]
Reasonably Possible Interest Penalties			18.00%			18.00%
Tax Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			$ 187
Tax Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			471
Interest and Penalties Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			268
Interest and Penalties Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			168
Other Assets [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Disputed Tax Assessments Receivable			181
Other Assets [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Disputed Tax Assessments Receivable			209
Tax Years 2002 To 2005 [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			69
Tax Years 2002 To 2005 [Member] | Tax Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			16
Tax Years 2002 To 2005 [Member] | Interest and Penalties Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			53
Tax Year 2005 [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			152
Tax Year 2005 [Member] | Tax Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			103
Tax Year 2005 [Member] | Interest and Penalties Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			49
Tax Year 2006 [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			54
Tax Year 2006 [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			32
Tax Year 2006 [Member] | Tax Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			7
Tax Year 2006 [Member] | Tax Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			22
Tax Year 2006 [Member] | Interest and Penalties Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			47
Tax Year 2006 [Member] | Interest and Penalties Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			10
Tax Year 2007 [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			30
Tax Year 2007 [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			135
Tax Year 2007 [Member] | Tax Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			12
Tax Year 2007 [Member] | Tax Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			91
Tax Year 2007 [Member] | Interest and Penalties Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			18
Tax Year 2007 [Member] | Interest and Penalties Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			44
Tax Year 2008 [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			34
Tax Year 2008 [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			114
Tax Year 2008 [Member] | Tax Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			21
Tax Year 2008 [Member] | Tax Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			62
Tax Year 2008 [Member] | Interest and Penalties Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			13
Tax Year 2008 [Member] | Interest and Penalties Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			52
Tax Year 2009 [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			104
Tax Year 2009 [Member] | Royalty Tax [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			72
Tax Year 2009 [Member] | Tax Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			56
Tax Year 2009 [Member] | Interest and Penalties Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			48
Tax Year 2010 [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			155
Tax Year 2010 [Member] | Tax Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			66
Tax Year 2010 [Member] | Interest and Penalties Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			89
Tax Year 2011 [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			69
Disputed Tax Assessments Receivable								$ 22
Tax Overpayment								313
Tax Overpayment, Amount Agreed to by Tax Authority								$ 291
Proceeds from Income Tax Refunds	$ 165
Tax Year 2011 [Member] | Tax Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			56
Tax Year 2011 [Member] | Interest and Penalties Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			13
Tax Year 2012 [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			137
Tax Overpayment							$ 303
Proceeds from Income Tax Refunds		$ 151
Tax Year 2012 [Member] | Tax Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations		137	137
Tax Year 2012 [Member] | Interest and Penalties Assessment [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			0
Tax Year 2012 [Member] | Other Assessments [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations		$ 15
Tax Year 2014 [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			5
Tax Year 2014 [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Tax Overpayment			285
Tax Year 2014 [Member] | Tax Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			5
Tax Year 2014 [Member] | Interest and Penalties Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			0
Tax Year 2015 [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			4
Tax Year 2015 [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Tax Overpayment			106
Tax Year 2015 [Member] | Tax Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			4
Tax Year 2015 [Member] | Interest and Penalties Assessment [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			0
Relating to 2005 and 2007 [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Disputed Tax Assessments Receivable			126
Relating to the Period October 2006 through December 2008 [Member] | Royalty Tax [Member] | Cerro Verde [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			$ 179
Duration of Deferred Payment under Installment Program			6 months
Number of Installment Payments under Installment Program			66
Disputed Tax Assessments Receivable			$ 64
Relating to 2011 through 2015 [Member] | Surface Water Tax [Member] | PT Freeport Indonesia [Member]
Site Contingency [Line Items]
Assessment By Foreign Government Of Alleged Obligations			$ 197
Assessment By Foreign Government Of Alleged Obligations, Expressed in Foreign Currency | IDR						IDR 2,700